Property and Equipment (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property and equipment, estimated useful life					P3Y	P7Y
Depreciation expense		$ 100		$ 200	$ 200
Property and equipment expense					$ 628
Minimum [Member]
Property and equipment, estimated useful life			P3Y		P3Y
Maximum [Member]
Property and equipment, estimated useful life			P7Y		P7Y